Other operating results net (Tables)	12 Months Ended
Jun. 30, 2026
Other operating results, net
Schedule of other operating results
	06.30.2026	06.30.2025	06.30.2024
Lawsuits and other contingencies	(5,742)	(4,658)	(12,462)
Donations	(3,940)	(1,671)	(1,591)
Interest and allowances generated by operating credits	2,956	2,147	3,519
Administration fees	2,043	1,270	630
Gain / (loss) from disposal of associates and joint ventures	-	3,694	(2,541)
Gain / (loss) from disposal of property, plant and equipment	2	16	(4)
Charge of impairment of trading properties	(11,940)	(25,540)	-
Others	1,297	1,967	3,570
Total other operating results, net	(15,324)	(22,775)	(8,879)